FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Provision for credit losses
Beginning balances		¥ (384,036)	¥ (370,196)	¥ (174,826)
Provisions	$ (101,796)	(708,684)	(884,056)	(611,869)
Charge-offs		815,421	974,483	444,242
Recoveries from prior charge-offs		(96,246)	(104,267)	(27,743)
Ending balances		(373,545)	(384,036)	¥ (370,196)
Allowance for credit losses
Allowance for credit losses of financing receivables, collectively evaluated for impairment		373,500	384,000
Allowance for credit losses of financing receivables, individually evaluated for impairment		¥ 2,136,500	¥ 1,417,300